POST-EMPLOYMENT BENEFITS - Sensitivity Analysis of Assumptions (Details) - Pension defined benefit plans - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%	1.00%
Impact on liability	$ (46)	$ (200)
Percentage decrease	1.00%	1.00%
Impact on liability	$ 52	$ 241
Rate of compensation increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%	1.00%
Impact on liability	$ 15	$ 19
Percentage decrease	1.00%	1.00%
Impact on liability	$ (14)	$ (18)